Annual Total Returns- Janus Henderson Contrarian Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Contrarian Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.78%)	23.97%	38.56%	17.46%	(13.10%)	8.13%	5.38%	(4.09%)	43.19%	27.86%